LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	Linkage	Interest	December 31,
	basis	rate	2015	2016
		%
Loan from banks and other	NIS	1.6-5	$787	$31,714	(1)
Dividend payable to redeemable
non-controlling interest	NIS		2,294	2,341
Other long term debt			176	159

			$3,257	$34,214
Current maturities	NIS	2.6		(4,458)

			3,257	29,756

(1)
On November 2016, the Company obtained a loan in the amount of $ 31,356 linked to the New Israel shekel from an Israeli financial institution. The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.